Derivative Instruments and Hedging Activities (Gains or Losses Recognized in AOCI for the Cash Flow Hedges) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Forward Contract Power [Member]
Beginning accumulated derivative gain / (loss) in AOCI	$ 0.4	$ 0.0	$ 0.4	$ (2.8)	$ (2.8)	$ (4.3)	$ 9.2
Net gains / (losses) associated with current period hedging transactions	0.0	0.0	0.0	0.0	0.0	8.8	15.7
Ending accumulated derivative gain / (loss) in AOCI	0.0	0.0	0.0	0.0	0.4	(2.8)	(4.3)
Portion expected to be reclassified to earnings in the next twelve months					$ 0.0
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)					0 months
Interest Rate Contract [Member]
Beginning accumulated derivative gain / (loss) in AOCI	15.3	17.4	$ 16.6	17.5	$ 17.5	17.4	17.5
Net gains / (losses) associated with current period hedging transactions	(0.2)	0.1	(1.0)	0.4	(0.1)	0.8	0.4
Ending accumulated derivative gain / (loss) in AOCI	14.7	17.3	14.7	17.3	16.6	17.5	17.4
Portion expected to be reclassified to earnings in the next twelve months	(1.2)		$ (1.2)		$ (0.8)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)			11 months		20 months
Interest Expense [Member] | Forward Contract Power [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0.0	0.0	$ 0.0	0.0	$ 0.0	0.0	0.0
Interest Expense [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(0.4)	(0.2)	(0.9)	(0.6)	(0.8)	(0.7)	(0.5)
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Forward Contract Power [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net					3.2	(7.3)	(29.2)
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net					$ 0.0	$ 0.0	$ 0.0
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Forward Contract Power [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(0.4)	0.0	(0.4)	2.8
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0.0	$ 0.0	$ 0.0	$ 0.0